Document and Entity Information	Jan. 17, 2023
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001437107
Document Type	8-K/A
Document Period End Date	Jan. 17, 2023
Entity Registrant Name	Warner Bros. Discovery, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-34177
Entity Tax Identification Number	35-2333914
Entity Address, Address Line One	230 Park Avenue South
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	212
Local Phone Number	548-5555
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Series A Common Stock
Trading Symbol	WBD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K, dated January 17, 2023, filed by Warner Bros. Discovery, Inc. (the “Company”) with the Securities and Exchange Commission on January 20, 2023 (the “Original Form 8-K”). The Original Form 8-K reported, among other things, the appointment of Kenneth W. Lowe to fill a vacancy on the Board of Directors of the Company (the “Board”), effective as of April 2, 2023. At the time of the Original Form 8-K, the Board had not yet determined the Board committee assignments for Mr. Lowe. Pursuant to Instruction 2 to Item 5.02 of Form 8-K, this Amendment is being filed solely to disclose the Board’s determination of Mr. Lowe’s Board committee assignments. The disclosure contained in Item 5.02 of the Original Form 8-K is hereby supplemented and amended by the disclosure contained in Item 5.02 of this Amendment. Other than providing the additional information in Item 5.02 below, no other disclosure in the Original Form 8-K is amended by this Amendment.